UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07838)
American Select Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
 (Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of Investments May 31, 2010 (unaudited)
American Select Portfolio (SLA)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 82.5%
Commercial Loans — 61.9%
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15 b	12/22/04	$4,939,362	$4,939,362	$4,939,362
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 b	10/31/06	3,865,731	3,865,731	3,943,045
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11 b	6/21/06	6,390,004	6,390,004	6,453,904
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 b	7/27/06	6,974,062	6,974,062	7,043,803
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶ ◆	9/7/06	500,000	500,207	318,076
George Gee Hummer, Liberty Lake, WA, 5.75%, 1/1/14 b ¶	6/30/05	2,125,000	2,125,000	1,789,214
George Gee Pontiac I, Liberty Lake, WA, 5.78%, 1/1/14 b ¶	6/30/05	4,675,000	4,675,000	3,939,800
George Gee Pontiac II, Liberty Lake, WA, 5.75%, 1/1/14 ¶	9/14/06	750,000	750,000	631,487
George Gee Porsche, Liberty Lake, WA, 5.75%, 1/1/14 b ¶	9/14/06	2,500,000	2,500,000	2,104,958
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11 b	2/23/06	9,204,035	9,204,035	9,204,035
Highland Park II, Scottsdale, AZ, 3.88%, 3/1/11	2/23/06	1,183,784	1,183,784	1,119,520
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 b ¶ ◆	7/18/07	3,520,000	3,520,000	2,558,649
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶ ◆	7/18/07	440,000	440,000	215,805
Landmark Bank Center, Euless, TX, 5.85%, 9/1/15 ¶	7/1/04	3,242,424	3,242,424	3,242,424
Landmark Bank Center II, Euless, TX, 6.88%, 9/1/15 ¶	6/12/08	1,157,576	1,157,576	1,041,848
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 b ¶	5/23/07	2,175,000	2,175,000	2,274,987
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09 b ¶ ♣ Δ	11/15/05	5,700,000	5,700,000	4,867,384
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 12/1/09 ¶ ♣	11/15/05	500,000	500,000	384,203
Point Plaza, Turnwater, WA, 8.43%, 1/1/11	12/14/00	5,718,238	5,718,238	5,775,421
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 b	10/12/07	7,908,709	7,908,709	7,987,796
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 b	6/28/07	5,004,536	5,004,536	4,940,413
Town Square #6, Olympia, WA, 7.40%, 9/1/12 b	8/2/02	3,563,937	3,563,937	3,670,855
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12 b	12/20/01	2,286,353	2,286,353	2,332,080

			84,323,958	80,779,069

Multifamily Loans — 20.6%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 b	8/11/03	4,280,889	4,280,889	4,494,934
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	376,982	376,982	395,831
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10 b ¶	9/10/07	2,700,000	2,700,000	2,700,000
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 ¶ ª S	6/27/07	4,875,000	4,875,000	2,253,995
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶ ◆	10/1/07	5,400,000	5,407,597	3,391,200
Revere Apartments, Revere, MA, 6.28%, 3/1/12 b	3/8/07	1,634,187	1,634,187	1,666,871
RP Urban Partners Lot 12, Oxnard, CA, 6.90%, 3/1/12 ¶	2/23/05	2,500,000	2,500,000	2,500,000
RP Urban Partners Lot 17, Oxnard, CA, 6.90%, 3/1/12 ¶	3/1/10	2,500,000	2,500,000	2,500,000
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 b	6/5/03	6,587,791	6,587,791	6,917,180

			30,862,446	26,820,011

Total Whole Loans			115,186,404	107,599,080

Corporate Notes ¥ ¶ — 12.9%
Fixed Rate — 12.9%
Sarofim Northwest, 6.90%, 1/1/11	12/21/07	8,181,250	8,181,250	8,263,062
Stratus Properties I, 6.56%, 12/31/11	12/28/00	5,000,000	5,000,000	5,000,000
Stratus Properties VII, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,605,000

Total Corporate Notes			16,681,250	16,868,062

U.S. Government Agency Mortgage-Backed Securities a — 11.2%
Fixed Rate — 11.2%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		1,031,987	1,051,664	1,116,169
7.50%, 12/1/29, #C00896		182,233	179,503	206,623
5.00%, 5/1/39, #G05430		2,360,595	2,422,846	2,475,766
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Select Portfolio (SLA)

	PAR/		FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	$540,625	$542,380	$580,249
6.50%, 6/1/29, #252497	614,598	611,287	681,699
7.50%, 5/1/30, #535289	48,170	46,870	54,370
8.00%, 5/1/30, #538266	14,540	14,392	16,787
5.00%, 11/1/33, #725027	3,178,096	3,248,381	3,348,402
5.00%, 7/1/39, #935588	2,916,781	2,977,863	3,055,766
4.50%, 3/1/40, #932669	2,982,745	3,012,580	3,049,157

Total U.S. Government Agency Mortgage-Backed Securities		14,107,766	14,584,988

Commercial Mortgage-Backed Securities — 15.6%
Other — 15.6%
Banc of America Commercial Mortgage,
Series 2005-4, Class A5B, 5.00%, 7/10/45 Δ	6,400,000	4,121,396	5,853,886
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4, 5.91%, 9/11/38 b Δ	2,100,000	1,529,097	2,184,660
Series 2007-T28, Class A4, 5.74%, 9/11/42 b	1,456,221	1,028,165	1,493,066
Series 2007-PWR17, Class A4, 5.69%, 6/11/50	3,315,000	2,958,972	3,277,469
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4, 5.89%, 11/15/44 b Δ	2,000,000	1,846,962	1,974,962
GS Mortgage Securities Corporation II,
Series 2006-GG8, Class A4, 5.56%, 11/10/39 b	3,600,000	2,517,366	3,530,244
LB-UBS Commercial Mortgage Trust,
Series 2008-C1, Class A2, 6.32%, 4/15/41 b Δ	2,000,000	1,396,846	2,048,798

Total Commercial Mortgage-Backed Securities		15,398,804	20,363,085

Preferred Stocks b — 17.2%
Real Estate Investment Trusts — 17.2%
AMB Property, Series L	114,820	2,167,595	2,384,811
AMB Property, Series M	8,700	222,285	187,572
AMB Property, Series O	10,228	255,700	225,630
BRE Properties, Series C	59,550	1,183,259	1,375,009
BRE Properties, Series D	4,700	93,389	109,275
Developers Diversified Realty, Series H	23,820	488,310	506,175
Developers Diversified Realty, Series I	3,830	79,856	81,771
Duke Realty, Series L	17,270	330,202	350,236
Duke Realty, Series M	47,640	952,800	1,021,402
Duke Realty, Series O	40,000	944,000	992,000
Equity Residential Properties, Series N	49,500	950,925	1,156,815
Kimco Realty, Series G	132,200	3,287,954	3,344,660
ProLogis Trust, Series F	5,000	105,000	100,200
ProLogis Trust, Series G	7,400	155,400	150,294
PS Business Parks, Series H	23,820	476,400	564,534
PS Business Parks, Series I	8,400	165,228	191,940
PS Business Parks, Series K	50,000	1,162,500	1,266,500
PS Business Parks, Series M	23,820	490,692	564,534
PS Business Parks, Series P	7,400	141,858	167,980
Public Storage, Series E	38,300	914,900	936,052
Public Storage, Series I	23,820	518,085	597,644
Public Storage, Series K	15,700	341,475	399,094
Realty Income, Series D	60,000	1,521,000	1,530,000
Realty Income, Series E	23,820	514,512	583,590
Regency Centers, Series C	23,820	514,988	577,873
Regency Centers, Series E	46,170	1,032,215	1,044,596
UDR, Series G	13,000	299,000	284,310
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Select Portfolio (SLA)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Vornado Realty Trust, Series H	68,000	$1,547,000	$1,534,080
Weingarten Realty Investors, Series D	9,000	207,000	202,500

Total Preferred Stocks		21,063,528	22,431,077

Total Unaffiliated Investments		182,437,752	181,846,292

Short-Term Investment — 1.8%
First American Prime Obligations Fund, Class Z, 0.09% x	2,343,840	2,343,840	2,343,840

Total Investments ▲ — 141.2%		$184,781,592	$184,190,132

Other Assets and Liabilities, Net — (41.2)%			(53,706,791)

Total Net Assets — 100.0%			$130,483,341

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. FAF Advisors has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Select Portfolio (SLA)
When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

As of May 31, 2010, the fund held internally fair valued securities with a value of $124,467,142 or 95.4% of total net assets.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above. The total fair value of all illiquid securities was $124,467,142 or 95.4% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2010. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2010, securities valued at $114,235,807 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$31,900,000	5.00%	$4,431
9,100,000	5.00%	1,264

$41,000,000		$5,695

*	Interest rate as of May 31, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.
Description of collateral:
Whole Loans
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15, $4,939,362 par
ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,865,731 par
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15, $4,280,889 par
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11, $6,390,004 par
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11, $6,974,062 par
George Gee Hummer, Liberty Lake, WA, 5.75%, 1/1/14, $2,125,000 par
George Gee Pontiac I, Liberty Lake, WA, 5.78%, 1/1/14, $4,675,000 par
George Gee Porsche, Liberty Lake, WA, 5.75%, 1/1/14, $2,500,000 par
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10, $2,700,000 par
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11, $9,204,035 par
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10, $3,520,000 par
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09, $5,700,000 par
Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,634,187 par
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $7,908,709 par
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,587,791 par
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $5,004,536 par
Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,563,937 par
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12, $2,286,353 par
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.91%, 9/11/38, $2,100,000 par
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42, $1,456,221 par
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $2,000,000 par
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39, $3,600,000 par
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41, $2,000,000 par
Preferred Stocks
AMB Property, Series L, 23,820 shares
AMB Property, Series M, 8,700 shares
AMB Property, Series O, 10,228 shares
BRE Properties, Series C, 59,550 shares
BRE Properties, Series D, 4,700 shares
Developers Diversified Realty, Series H, 23,820 shares
Developers Diversified Realty, Series I, 3,830 shares
Duke Realty, Series L, 17,270 shares
Duke Realty, Series M, 47,640 shares
Duke Realty, Series O, 40,000 shares
Equity Residential Properties, Series N, 49,500 shares
Kimco Realty, Series G, 78,200 shares
ProLogis Trust, Series F, 5,000 shares
ProLogis Trust, Series G, 7,400 shares
PS Business Parks, Series H, 23,820 shares
PS Business Parks, Series I, 8,400 shares
PS Business Parks, Series K, 50,000 shares
PS Business Parks, Series M, 23,820 shares
PS Business Parks, Series P, 7,400 shares
Public Storage, Series E, 38,300 shares
Public Storage, Series I, 23,820 shares
Public Storage, Series K, 15,700 shares
Realty Income, Series D, 60,000 shares
Realty Income, Series E, 23,820 shares
Regency Centers, Series C, 23,820 shares
Regency Centers, Series E, 46,170 shares
UDR, Series G, 13,000 shares
Vornado Realty Trust, Series H, 68,000 shares
Weingarten Realty Investors, Series D, 9,000 shares
The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2010.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2010.
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Select Portfolio (SLA)

ª	Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2010, securities valued at $14,584,988 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$7,747,000	5/24/10	0.27%	6/24/10	$465		(1)
5,990,000	5/10/10	0.25%	6/9/10	915		(2)

$13,737,000				$1,380

*	Interest rate as of May 31, 2010. Rate is based on the LIBOR plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,031,987 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $182,233 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,360,595 par

Federal National Mortgage Association, 5.00%, 11/1/17, $540,625 par

Federal National Mortgage Association, 6.50%, 6/1/29, $614,598 par

Federal National Mortgage Association, 7.50%, 5/1/30, $48,170 par

Federal National Mortgage Association, 8.00%, 5/1/30, $14,540 par

Federal National Mortgage Association, 4.50%, 3/1/40, $2,982,745 par

(2)	Goldman Sachs:

Federal National Mortgage Association, 5.00%, 11/1/33, $3,178,096 par

Federal National Mortgage Association, 5.00%, 7/1/39, $2,916,781 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $184,781,592. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,297,487
Gross unrealized depreciation	(8,888,947)

Net unrealized depreciation	$(591,460)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Select Portfolio (SLA)
As of May 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Whole Loans	$—	$—	$107,599,080	$107,599,080
Preferred Stocks	22,431,077	—	—	22,431,077
Commercial Mortgage-Backed Securities	—	20,363,085	—	20,363,085
Corporate Notes	—	—	16,868,062	16,868,062
U.S. Government Agency Mortgage-Backed Securities	—	14,584,988	—	14,584,988
Short-Term Investment	2,343,840	—	—	2,343,840

Total Investments	$24,774,917	$34,948,073	$124,467,142	$184,190,132

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole	Corporate	Total
	Loans	Notes	Fair Value
Balance as of August 31, 2009	$116,131,075	$17,014,875	$133,145,950
Realized gain (loss)	—	—	—
Net change in unrealized appreciation or depreciation	(1,917,003)	(146,813)	(2,063,816)
Net purchases (sales)	(6,614,992)	—	(6,614,992)

Balance as of May 31, 2010	$107,599,080	$16,868,062	$124,467,142

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2010	$(3,304,750)	$(146,813)	$(3,451,563)

First American Mortgage Funds 2010 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Select Portfolio Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: July 28, 2010